SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
Revenues by market	An analysis of revenues from continuing operations is as follows:

(in thousands of $)	2014	2013	2012
Total operating revenues – dry bulk carrier market	96,715	37,546	37,315